Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 19,152	$ 13,334	$ 9,546
Income taxes refundable	3,900	4,078	1,825
Other	114	1,356	232
Prepaid expenses and other current assets	$ 23,166	$ 18,768	$ 11,603